Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2023
Entity Registrant Name	dei_EntityRegistrantName	ADVISORS’ INNER CIRCLE FUND III
Entity Central Index Key	dei_EntityCentralIndexKey	0001593547
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 31, 2024
Document Effective Date	dei_DocumentEffectiveDate	May 31, 2024
Prospectus Date	rr_ProspectusDate	Mar. 01, 2024
Knights of Columbus Real Estate Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE ADVISORS’ INNER CIRCLE FUND III

Knights of Columbus Real Estate Fund

(the “Fund”)

Supplement dated May 31, 2024

to the Fund’s

Summary Prospectus (the “Summary Prospectus”), Prospectus (the “Prospectus”), and Statement
of Additional Information (the “SAI”), each dated March 1, 2024, as supplemented

This supplement provides new and additional information beyond that contained in the Summary
Prospectus, Prospectus and SAI, and should be read in conjunction with the Summary Prospectus,
Prospectus, and SAI.

Effective May 31, 2024, following shareholder approval on May 30, 2024, the Fund’s diversification status changed from diversified to non-diversified and the related fundamental policy was eliminated. Therefore, the Summary Prospectus, Prospectus and SAI are hereby amended and supplemented as follows.

1.       The following is hereby added to the “Principal Investment Strategies” section of the Summary Prospectus, and the corresponding section of the Prospectus:

The Fund is classified as “non-diversified,” which means that it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

2.       The following is hereby added to the “Principal Risks” section of the Summary Prospectus, and the corresponding section of the Prospectus:

Non-Diversified Risk – The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

KOC-SK-009-0200